Share-based payments	6 Months Ended
Jun. 30, 2023
Share-based payments
Share-based payments

12Share-based payments

The Group has established two employee option plans. The EMI Scheme was closed to employees during 2021, and the 2021 Incentive Plan was implemented in 2022. For more information about the option plans, please refer to the Group’s annual financial statements for the year ended December 31, 2022. The total expense recognised by the company during the year in respect of these plans is shown below:

	June 30, 2023	June 30, 2022
	£’000	£’000
EMI Scheme	487	6,475
2021 Incentive plan	6,513	—
Non-Executive Director awards	56	—
Suppliers and partners	—	819
Total Expense Recognised	7,056	7,294

The summary of options granted under the plans were as follows:

EMI Scheme

	June 30, 2023		December 31, 2022
		Average		Average
		exercise price		exercise price
	Number	(£)	Number	(£)
Outstanding, start of period	21,011,084	0.19	19,670	308.06
Granted during the period	—	—	—	—
Grant arising due to scheme modification	—	—	23,213,933	0.23
Exercised during the period	(6,642,385)	0.09	(645,571)	0.17
Forfeited during the period	(7,875)	0.18	(1,576,948)	0.83
Outstanding, end of period	14,360,824	0.24	21,011,084	0.19

The number of options which were exercisable at June 30, 2023 was 12,463,199 (December 31, 2022: 11,317,247) with exercise prices ranging from £0.04 to £1.15.  The expected average remaining vesting period has been determined 2.09 years (December 31, 2022: 2.59 years).

2021 Incentive Plan

	June 30, 2023		December 31, 2022
		Average		Average
		exercise price		exercise price
	Number	(£)	Number	(£)
Outstanding, start of period	4,355,669	6.63	—	—
Granted during the period	500,000	—	5,012,495	6.63
Grant arising due to scheme modification	—	—	—	—
Exercised during the period	(346,755)	—	—	—
Forfeited during the period	(132,693)	6.63	(656,826)	6.63
Outstanding, end of period	4,376,221	6.63	4,355,669	6.63

12Share-based payments (continued)

The number of options which were exercisable at June 30, 2023 was 1,993,248 (December 31, 2022: 1,073,560) with exercise prices ranging of £nil or £6.63. Options exercised during the period related solely to nil-cost options. The expected average remaining vesting period for nil cost options has been determined as 2.59 years and for CSOP options has been determined as 3.21 years.

The average exercise price presented above relates to CSOP options only. All options granted during the year were immediately vesting nil cost options.

In addition to the above, a total of 18,750 nil cost options were awarded to non-executive directors during the period.

The fair value of all options granted during the period has been determined with reference to the share price at grant date.